Segment information - Reconciliation of segment Adjusted EBITDA to Group Loss for the Period (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment information
Depreciation and amortization	€ (2,348)	€ (1,453)	€ (4,432)	€ (2,849)
Operating loss	(10,104)	(6,085)	(18,262)	(10,980)
Income taxes expenses		11	(129)	(163)
Loss for the period	(10,360)	(6,281)	(19,096)	(11,562)
Operating segment
Segment information
Reportable segment Adjusted EBITDA	975	3,747	3,670	6,702
Reportable segment Adjusted EBITDA after corporate expenses	(7,420)	(2,438)	(12,437)	(3,303)
Operating loss	(10,104)	(6,085)	(18,262)	(10,980)
Financial costs, net	(256)	(207)	(705)	(419)
Income taxes expenses		11	(129)	(163)
Loss for the period	(10,360)	(6,281)	(19,096)	(11,562)
Corporate
Segment information
Corporate expenses	(8,395)	(6,185)	(16,107)	(10,005)
Depreciation and amortization	(1,342)	(635)	(2,200)	(1,252)
Sharebased payment expenses
Segment information
Share-based compensation	(336)	(2,195)	(1,393)	(4,828)
Depreciation and amortization
Segment information
Depreciation and amortization	€ (2,348)	€ (1,453)	€ (4,432)	€ (2,849)